Other (Income) Expense, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Other (Income) Expense, Net

(16) Other (Income) Expense, Net

The components of other (income) expense, net in the consolidated statements of operations, include the following:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Foreign currency (gain) loss	$3,898	$(18,835)	$18,127
Forward contracts (gain) loss	(2,523)	14,219	(12,521)
Hyperinflationary foreigncurrency (gain) loss	3,962	—	—
Other, net	(2,605)	(83)	65

	$2,732	$(4,699)	$5,671

11. Other (Income) Expense, Net

The components of other (income) expense, net in the consolidated statements of operations, include the following:

	Three Months Ended		Nine Months Ended
	September 30, 2011	October 1, 2010	September 30, 2011	October 1, 2010
Foreign currency (gain) loss	$6,603	$(7,269)	$(1,310)	$1,706
Forward contracts (gain) loss	(6,276)	7,948	2,189	(767)
Hyperinflationary foreign currency (gain) loss	—	29	—	3,934
Other, net	(1,544)	(1,579)	(1,986)	(1,990)

	$(1,217)	$(871)	$(1,107)	$2,883